UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08343
                                                     ---------

                          Phoenix Investment Trust 97
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               101 Munson Street
                           Greenfield, MA 01301-9668
             --------------------------- --------------------------
              (Address of principal executive offices) (Zip code)


           Kevin J. Carr, Esq.
   Vice President, Chief Legal Officer,                 John H. Beers, Esq.
   Counsel and Secretary for Registrant             Vice President and Counsel
     Phoenix Life Insurance Company              Phoenix Life Insurance Company
           One American Row                             One American Row
         Hartford, CT 06103-2899                     Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

                   Date of reporting period: February 29, 2008
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



--------------------------------------------------------------------------------


                                                                  [LOGO OMITTED]
                                                                     PHOENIX

--------------------------------------------------------------------------------

                                                               SEMIANNUAL REPORT

Phoenix Quality Small-Cap Fund

Phoenix Small-Cap Sustainable Growth Fund

Phoenix Small-Cap Value Fund





                            |                   | WOULDN'T YOU RATHER HAVE THIS
                            |                   | DOCUMENT E-MAILED TO YOU?
                            |                   | ELIGIBLE SHAREHOLDERS CAN
TRUST NAME:                 |                   | SIGN UP FOR E-DELIVERY AT
PHOENIX INVESTMENT TRUST 97 | February 29, 2008 | PHOENIXFUNDS.COM
--------------------------------------------------------------------------------
NOT FDIC INSURED              NO BANK GUARANTEE   MAY LOSE VALUE

TABLE OF CONTENTS


Message to Shareholders..............................................................   1

Disclosure of Fund Expenses..........................................................   2

Phoenix Quality Small-Cap Fund.......................................................   3

Phoenix Small-Cap Sustainable Growth Fund............................................  10

Phoenix Small-Cap Value Fund.........................................................  16

Notes to Financial Statements........................................................  24

Board of Trustees' Consideration of Investment Advisory and Subadvisory Agreements...  29




--------------------------------------------------------------------------------

PROXY VOTING INFORMATION (FORM N-PX)

The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2007, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------


This report is not authorized for distribution to prospective investors in the Phoenix Investment Trust 97 unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE TO SHAREHOLDERS


DEAR PHOENIXFUNDS SHAREHOLDER:

      We are pleased to provide this report for the six months ended February 29, 2008. It includes valuable information about your Phoenix mutual fund(s)--such as performance and fee-related data, and information about each fund's portfolio holdings and transactions for the reporting period.
      At Phoenix, we are committed to helping investors succeed over the long term and we strive to provide investors with choice. The Phoenix family of funds offers a wide array of investment options to help make diversification easy. Our multi-manager, multi-style approach gives you access to a complete suite of investment products, including numerous equity, fixed income and money market funds.
      We are proud to offer this diversified portfolio of funds managed by more than a dozen accomplished independent investment managers--many of whom were previously only available to large institutional investors. Their investment expertise allows us to offer a variety of styles, including growth, value and core products, along with asset allocation funds and alternative investments.
      Phoenix is also committed to providing you best-in-class service. Whether you need to check your account value or transfer funds, our customer service team stands ready to provide superior, dependable assistance to help you make informed decisions.
      Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. A regular "checkup" can be an excellent way to help ensure that your investments are aligned with your financial goals.
      As president of Phoenix Investment Partners, Ltd., I would like to thank you for entrusting your assets with us. It's our privilege to serve you.

Sincerely,

/s/ George R. Aylward

George R. Aylward
President, PhoenixFunds

MARCH 2008

                           PHOENIX INVESTMENT TRUST 97

                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
                (FOR THE SIX-MONTH PERIOD OF SEPTEMBER 1, 2007 TO
                               FEBRUARY 29, 2008)


   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Phoenix Investment Trust 97 Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in an Investment Trust 97 fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your fund's costs in two ways.

ACTUAL EXPENSES

   This section of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   This section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


EXPENSE TABLE
--------------------------------------------------------------------------------
                     Beginning           Ending                      Expenses
                      Account            Account       Annualized      Paid
                       Value              Value         Expense       During
                 September 1, 2007  February 29, 2008    Ratio        Period*
--------------------------------------------------------------------------------
QUALITY SMALL-CAP FUND
--------------------------------------------------------------------------------
ACTUAL
Class I..........    $1,000.00         $  864.40          1.17%       $ 5.42++
Class A..........     1,000.00            862.60          1.41%         6.53++
Class C..........     1,000.00            860.10          2.16%         9.99++

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I..........     1,000.00          1,018.97          1.17%         5.89++
Class A..........     1,000.00          1,017.76          1.41%         7.10++
Class C..........     1,000.00          1,013.99          2.16%        10.87++
--------------------------------------------------------------------------------
SMALL-CAP SUSTAINABLE GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL
Class I..........    $1,000.00         $  911.30          1.21%       $ 5.75++
Class A..........     1,000.00            911.00          1.45%         6.89++
Class C..........     1,000.00            907.30          2.20%        10.43++

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I..........     1,000.00          1,018.77          1.21%         6.09++
Class A..........     1,000.00          1,017.56          1.45%         7.30++
Class C..........     1,000.00          1,013.79          2.20%        11.08++
--------------------------------------------------------------------------------
SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL
Class A..........    $1,000.00         $  876.10          1.40%       $ 6.53
Class B..........     1,000.00            873.40          2.15%        10.01
Class C..........     1,000.00            872.60          2.15%        10.01

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A..........     1,000.00          1,017.82          1.40%         7.05
Class B..........     1,000.00          1,014.04          2.15%        10.82
Class C..........     1,000.00          1,014.04          2.15%        10.82
--------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
     (182) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

++ IF EXTRAORDINARY EXPENSES WERE EXCLUDED FROM EXPENSES PAID, THE ACTUAL EXPENSES FOR THE QUALITY SMALL-CAP FUND WOULD BE $5.33 FOR CLASS I, $6.48 FOR CLASS A AND $9.94 FOR CLASS C. FOR THE HYPOTHETICAL EXAMPLE, EXPENSES WOULD BE $5.79 FOR CLASS I, $7.05 FOR CLASS A AND $10.82 FOR CLASS C. FOR THE SMALL-CAP SUSTAINABLE GROWTH FUND, ACTUAL EXPENSES WOULD BE $5.46 FOR CLASS I, $6.65 FOR CLASS A AND $10.20 FOR CLASS C. FOR THE HYPOTHETICAL EXAMPLE, EXPENSES WOULD BE $5.79 FOR CLASS I, $7.05 FOR CLASS A AND $10.82 FOR CLASS C.

     YOU CAN FIND OUT MORE INFORMATION ABOUT THE FUNDS' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

PHOENIX QUALITY SMALL-CAP FUND



             ------------------------------------------------------
                               SECTOR WEIGHTINGS*
                               ------------------

                Industrials                                  31%
                Financials                                   21%
                Consumer Discretionary                       15%
                Health Care                                   8%
                Energy                                        8%
                Consumer Staples                              7%
                Materials                                     2%
                Other (includes short-term investments)       8%
                * As a % of total investments.
             ------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 29, 2008
                                   (UNAUDITED)

                                                                      VALUE
                                                       SHARES         (000)
                                                       ------        -------

DOMESTIC COMMON STOCKS--92.9%

APPAREL, ACCESSORIES & LUXURY GOODS--2.0%
Cherokee, Inc. ..................................       35,300       $ 1,195

ASSET MANAGEMENT & CUSTODY BANKS--7.5%
Ares Capital Corp. ..............................      175,300         2,247
MCG Capital Corp. ...............................      195,300         2,344
                                                                     -------
                                                                       4,591
                                                                     -------

DATA PROCESSING & OUTSOURCED SERVICES--4.6%
Syntel, Inc. ....................................      102,600         2,794

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--4.7%
McGrath RentCorp ................................      137,600         2,881

ENVIRONMENTAL & FACILITIES SERVICES--4.0%
ABM Industries, Inc. ............................      123,800         2,459

HEALTH CARE DISTRIBUTORS--4.3%
Owens & Minor, Inc. .............................       60,900         2,617

HEALTH CARE EQUIPMENT--1.2%
Young Innovations, Inc. .........................       34,200           730

HEALTH CARE SERVICES--3.0%
Landauer, Inc. ..................................       37,800         1,807

HOME FURNISHINGS--4.3%
Tempur-Pedic International, Inc. ................      149,100         2,597


                                                                      VALUE
                                                       SHARES         (000)
                                                       ------        -------

HOUSEHOLD PRODUCTS--3.2%
WD-40 Co. .......................................       62,800       $ 1,952

INDUSTRIAL MACHINERY--9.6%
CLARCOR, Inc. ...................................       76,000         2,721
Lincoln Electric Holdings, Inc. .................       46,900         3,149
                                                                     -------
                                                                       5,870
                                                                     -------

INSURANCE BROKERS--3.1%
National Financial Partners Corp. ...............       78,400         1,863

INTERNET SOFTWARE & SERVICES--1.8%
Computer Services, Inc. .........................       34,500         1,111

OFFICE SERVICES & SUPPLIES--2.5%
American Reprographics Co.(b) ...................       95,300         1,542

OIL & GAS REFINING & MARKETING--3.9%
World Fuel Services Corp. .......................       76,700         2,399

OIL & GAS STORAGE & TRANSPORTATION--4.0%
Crosstex Energy, Inc. ...........................       68,200         2,438

PERSONAL PRODUCTS--3.4%
Chattem, Inc.(b) ................................       26,700         2,080

REGIONAL BANKS--3.1%
Cathay General Bancorp ..........................       86,400         1,894

SPECIALIZED CONSUMER SERVICES--8.3%
Jackson Hewitt Tax Service, Inc. ................      109,900         2,300
Matthews International Corp. Class A. ...........       61,100         2,741
                                                                     -------
                                                                       5,041
                                                                     -------

Phoenix Quality Small-Cap Fund



                                                                      VALUE
                                                       SHARES         (000)
                                                       ------        -------

SPECIALIZED FINANCE--1.9%
Financial Federal Corp. .........................       53,700       $ 1,157

SPECIALIZED REITS--3.6%
Entertainment Properties Trust ..................       46,100         2,161

SPECIALTY CHEMICALS--1.9%
Balchem Corp. ...................................       57,400         1,150

THRIFTS & MORTGAGE FINANCE--2.2%
Corus Bankshares, Inc. ..........................      128,300         1,325

TRUCKING--4.8%
Landstar System, Inc. ...........................       62,500         2,899
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $63,030)                                             56,553
----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--0.6%
iShares Russell 2000 Value Index Fund. ..........        5,650           371
----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $466)                                                   371
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--93.5%
(IDENTIFIED COST $63,496)                                             56,924
----------------------------------------------------------------------------

                                                      PAR VALUE
                                                        (000)
                                                      ---------

SHORT-TERM INVESTMENTS--5.6%

REPURCHASE AGREEMENTS--5.6%
State Street Bank and Trust Co.
repurchase agreement 1.00% dated 2/29/08,
due 3/3/08 repurchase price $3,421,285
collateralized by U.S. Treasury Note 2.95%,
7/17/08 market value $3,490,708. ................       $3,421         3,421
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,421)                                               3,421
----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $66,917)                                             60,345(a)
Other assets and liabilities, net--0.9%                                  559
                                                                     -------
NET ASSETS--100.0%                                                   $60,904
                                                                     =======

ABBREVIATIONS:
REIT - Real Estate Investment Trust

FOOTNOTE LEGEND:
(a) Federal Income Tax Information (reported in 000s): Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,237 and gross depreciation of $7,808 for federal income tax purposes. At February 29, 2008, the aggregate cost of securities for federal income tax purposes was $66,916.

(b) Non-income producing.


4                       See Notes to Financial Statements

Phoenix Quality Small-Cap Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 29, 2008
                                   (UNAUDITED)

(Reported in thousands except per share amounts)

ASSETS
Investment securities at value (Identified cost $66,917)             $60,345
Cash                                                                      --(*)
Receivables
   Fund shares sold                                                      947
   Dividends                                                              40
   Interest                                                               --(*)
Prepaid expenses                                                          34
Other assets                                                              --(*)
                                                                     -------
     Total assets                                                     61,366
                                                                     -------
LIABILITIES
Payables
   Fund shares repurchased                                               205
   Investment securities purchased                                       178
   Investment advisory fee                                                33
   Administration fee                                                      2
   Transfer agent fee                                                      3
   Trustees' fee                                                          --(*)
   Distribution and service fees                                           4
   Professional fee                                                       21
   Trustee deferred compensation plan                                     --(*)
   Other accrued expenses                                                 16
                                                                     -------
     Total liabilities                                                   462
                                                                     -------
NET ASSETS                                                           $60,904
                                                                     =======
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                     $67,474
Undistributed net investment income                                        2
Accumulated net realized loss                                             --(*)
Net unrealized depreciation                                           (6,572)
                                                                     -------
NET ASSETS                                                           $60,904
                                                                     =======
CLASS I
Net asset value and offering price per share                          $10.04
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                             4,621
Net Assets                                                           $46,379

CLASS A
Net asset value per share                                             $10.03
Offering price per share $10.03/(1-5.75%)                             $10.64
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                             1,236
Net Assets                                                           $12,396

CLASS C
Net asset value and offering price per share                          $10.02
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                               213
Net Assets                                                           $ 2,129

(*) Amount is less than $500.


                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 29, 2008
                                   (UNAUDITED)

(Reported in thousands)

INVESTMENT INCOME
Dividends                                                            $   404
Interest                                                                  18
                                                                     -------
     Total investment income                                             422
                                                                     -------
EXPENSES
Investment advisory fee                                                  166
Service fees, Class A                                                     13
Distribution and service fees, Class C                                     9
Administration fee                                                        14
Transfer agent                                                            17
Professional                                                              17
Printing                                                                  15
Registration                                                              13
Custodian                                                                  5
Trustees                                                                   1
Miscellaneous                                                              2
                                                                     -------
     Total expenses                                                      272
Less expenses reimbursed by investment adviser                           (33)
Custodian fees paid indirectly                                            (1)
                                                                     -------
     Net expenses                                                        238
                                                                     -------
NET INVESTMENT INCOME (LOSS)                                             184
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net change in unrealized appreciation (depreciation) on investments   (6,742)
                                                                     -------
NET GAIN (LOSS) ON INVESTMENTS                                        (6,742)
                                                                     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                   $(6,558)
                                                                     =======


                        See Notes to Financial Statements                      5

Phoenix Quality Small-Cap Fund


                       STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)

                                                                                                   Six Months
                                                                                                     Ended
                                                                                                February 29, 2008       Year Ended
                                                                                                  (Unaudited)        August 31, 2007
                                                                                                -----------------    ---------------
FROM OPERATIONS
   Net investment income (loss)                                                                       $   184            $   142
   Net realized gain (loss)                                                                                --                102
   Net change in unrealized appreciation (depreciation)                                                (6,742)               160
                                                                                                      -------            -------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                         (6,558)               404
                                                                                                      -------            -------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class I                                                                        (236)               (14)
   Net investment income, Class A                                                                         (77)                (1)
   Net investment income, Class C                                                                          --                 --(1)
   Net realized short-term gains, Class I                                                                 (54)                (5)
   Net realized short-term gains, Class A                                                                 (24)                (1)
   Net realized short-term gains, Class C                                                                  (5)                --(1)
   Net realized long-term gains, Class I                                                                   (8)                --
   Net realized long-term gains, Class A                                                                   (3)                --
   Net realized long-term gains, Class C                                                                   (1)                --
                                                                                                      -------            -------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                             (408)               (21)
                                                                                                      -------            -------
FROM SHARE TRANSACTIONS
CLASS I
   Proceeds from sales of shares (3,987 and 855 shares, respectively)                                  43,470              9,903
   Net asset value of shares issued from reinvestment of distributions
      (21 and 1 shares, respectively)                                                                     232                 16
   Cost of shares repurchased (296 and 54 shares, respectively)                                        (3,163)              (620)
                                                                                                      -------            -------
Total                                                                                                  40,539              9,299
                                                                                                      -------            -------
CLASS A
   Proceeds from sales of shares (627 and 730 shares, respectively)                                     6,961              8,553
   Net asset value of shares issued from reinvestment of distributions
      (9 and --(2) shares, respective                                                                     102                  1
   Cost of shares repurchased (125 and 16 shares, respectively)                                        (1,396)              (185)
                                                                                                      -------            -------
Total                                                                                                   5,667              8,369
                                                                                                      -------            -------
CLASS C
   Proceeds from sales of shares (119 and 105 shares, respectively)                                     1,381              1,223
   Net asset value of shares issued from reinvestment of distributions
      (1 and --(2) shares, respectively)                                                                    5                 --(1)
   Cost of shares repurchased (23 and 3 shares, respectively)                                            (273)               (32)
                                                                                                      -------            -------
Total                                                                                                   1,113              1,191
                                                                                                      -------            -------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                           47,319             18,859
                                                                                                      -------            -------
   NET INCREASE (DECREASE) IN NET ASSETS                                                               40,353             19,242

NET ASSETS
   Beginning of period                                                                                 20,551              1,309
                                                                                                      -------            -------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $2 AND $131, RESPECTIVELY)         $60,904            $20,551
                                                                                                      =======            =======

(1)  Amount is less than $500.
(2)  Shares fewer than 500.


6                       See Notes to Financial Statements

                 (This page has been left blank intentionally.)

                           PHOENIX INVESTMENT TRUST 97
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD




                                    NET
                                   ASSET         NET           NET          TOTAL      DIVIDENDS   DISTRIBUTIONS
                                   VALUE,    INVESTMENT   REALIZED AND      FROM       FROM NET      FROM NET
                                 BEGINNING     INCOME      UNREALIZED    INVESTMENT   INVESTMENT     REALIZED          TOTAL
                                 OF PERIOD    (LOSS)(1)    GAIN (LOSS)   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
----------------------
QUALITY SMALL-CAP FUND
----------------------
CLASS I
9/1/07 to 2/29/08                 $11.76       $0.06         $(1.64)       $(1.58)      $(0.11)       $(0.03)         $(0.14)
9/1/06 to 8/31/07                  10.06        0.21           1.57          1.78        (0.06)        (0.02)          (0.08)
6/28/06 (Inception) to 8/31/06     10.00        0.07          (0.01)         0.06           --            --              --

CLASS A
9/1/07 to 2/29/08                 $11.74       $0.06         $(1.66)       $(1.60)      $(0.08)       $(0.03)         $(0.11)
9/1/06 to 8/31/07                  10.05        0.25           1.51          1.76        (0.05)        (0.02)          (0.07)
6/28/06 (Inception) to 8/31/06     10.00        0.03           0.02          0.05           --            --              --

CLASS C
9/1/07 to 2/29/08                 $11.68       $0.02         $(1.65)       $(1.63)      $   --        $(0.03)         $(0.03)
9/1/06 to 8/31/07                  10.04        0.10           1.57          1.67        (0.01)        (0.02)          (0.03)
6/28/06 (Inception) to 8/31/06     10.00        0.02           0.02          0.04           --            --              --




(1) Computed using average shares outstanding.
(2) Sales charges, where applicable, are not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.
(5) The ratio of net operating expenses includes extraordinary expenses. If these expenses were excluded, the ratio would have been 1.15% for Class I, 1.40% for Class A and 2.15% for Class C.



8                       See Notes to Financial Statements

                                                                                               RATIO OF
                                             NET                     NET      RATIO OF NET       GROSS      RATIO OF NET
                                            ASSET                  ASSETS,     OPERATING       OPERATING     INVESTMENT
                                CHANGE IN   VALUE,                 END OF     EXPENSES TO     EXPENSES TO    INCOME TO
                                NET ASSET   END OF      TOTAL      PERIOD     AVERAGE NET     AVERAGE NET   AVERAGE NET    PORTFOLIO
                                  VALUE     PERIOD    RETURN(2)    (000'S)       ASSETS          ASSETS        ASSETS      TURNOVER
------------------------------------------------------------------------------------------------------------------------------------
----------------------
QUALITY SMALL-CAP FUND
----------------------
CLASS I
9/1/07 to 2/29/08                $(1.72)    $10.04   (13.56)%(4)   $46,379     1.17%(3),(5)      1.36%(3)      1.04%(3)        0%(4)
9/1/06 to 8/31/07                  1.70      11.76    17.74         10,691     1.15              2.54          1.82           17
6/28/06 (Inception) to 8/31/06     0.06      10.06     0.60(4)       1,070     1.15(3)          21.32(3)       3.85(3)         7(4)

CLASS A
9/1/07 to 2/29/08                $(1.71)    $10.03   (13.74)%(4)   $12,396     1.41%(3),(5)      1.59%(3)      1.02%(3)        0%(4)
9/1/06 to 8/31/07                  1.69      11.74    17.51          8,506     1.40              2.19          2.14           17
6/28/06 (Inception) to 8/31/06     0.05      10.05     0.50(4)         101     1.40(3)          26.39(3)       1.82(3)         7(4)

CLASS C
9/1/07 to 2/29/08                $(1.66)    $10.02   (13.99)%(4)   $ 2,129     2.16%(3),(5)      2.33%(3)      0.29%(3)        0%(4)
9/1/06 to 8/31/07                  1.64      11.68    16.61          1,354     2.16              3.45          0.89           17
6/28/06 (Inception) to 8/31/06     0.04      10.04     0.40(4)         138     2.15(3)          25.96(3)       1.38(3)         7(4)






                        See Notes to Financial Statements                      9

PHOENIX SMALL-CAP SUSTAINABLE GROWTH FUND



             ------------------------------------------------------
                               SECTOR WEIGHTINGS*
                               ------------------
                Information Technology                       37%
                Consumer Discretionary                       24%
                Health Care                                  16%
                Energy                                       10%
                Financials                                    6%
                Industrials                                   5%
                Other (includes short-term investments)       2%
                * As a % of total investments.

             ------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 29, 2008
                                   (UNAUDITED)


                                                                      VALUE
                                                        SHARES        (000)
                                                        ------       -------

DOMESTIC COMMON STOCKS--98.1%

AEROSPACE & DEFENSE--2.2%
HEICO Corp. Class A ..............................       9,150       $   333

APPLICATION SOFTWARE--4.5%
FactSet Research Systems, Inc. ...................      12,700           668

CASINOS & GAMING--1.7%
Shuffle Master, Inc.(b) ..........................      31,400           259

CONSUMER FINANCE--5.7%
World Acceptance Corp.(b) ........................      27,900           848

EDUCATION SERVICES--10.9%
Bright Horizons Family Solutions, Inc.(b) ........      21,100           949
Strayer Education, Inc. ..........................       4,400           685
                                                                     -------
                                                                       1,634
                                                                     -------

ELECTRONIC EQUIPMENT MANUFACTURERS--7.8%
Daktronics, Inc. .................................      29,700           513
Measurement Specialties, Inc.(b) .................      37,200           660
                                                                     -------
                                                                       1,173
                                                                     -------

FOOTWEAR--4.0%
Iconix Brand Group, Inc.(b) ......................      29,000           603

HEALTH CARE EQUIPMENT--8.4%
ABAXIS, Inc.(b) ..................................      34,300           999
Thermage, Inc.(b) ................................      63,000           266
                                                                     -------
                                                                       1,265
                                                                     -------

HOMEFURNISHING RETAIL--4.6%
Aaron Rents, Inc. ................................      35,150           690


                                                                      VALUE
                                                        SHARES        (000)
                                                        ------       -------

IT CONSULTING & OTHER SERVICES--4.8%
SI International, Inc.(b) ........................      28,750       $   715

LIFE SCIENCES TOOLS & SERVICES--3.3%
Techne Corp.(b) ..................................       7,200           492

OIL & GAS EQUIPMENT & SERVICES--9.9%
CARBO Ceramics, Inc. .............................      19,800           732
Tesco Corp.(b) ...................................      30,500           751
                                                                     -------
                                                                       1,483
                                                                     -------

PHARMACEUTICALS--4.8%
KV Pharmaceutical Co. Class A(b) .................      28,600           718

RESTAURANTS--3.0%
Cheesecake Factory, Inc. (The)(b) ................      21,700           454

SEMICONDUCTOR EQUIPMENT--4.7%
Cabot Microelectronics Corp.(b) ..................      21,000           703

SEMICONDUCTORS--5.0%
Power Integrations, Inc.(b) ......................      28,700           755

SYSTEMS SOFTWARE--4.4%
Quality Systems, Inc. ............................      20,000           651

TECHNOLOGY DISTRIBUTORS--5.4%
ScanSource, Inc.(b) ..............................      23,750           807

TRADING COMPANIES & DISTRIBUTORS--3.0%
NuCo2, Inc.(b) ...................................      16,000           442
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $15,493)                                             14,693
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.1%
(IDENTIFIED COST $15,493)                                             14,693
----------------------------------------------------------------------------


10                      See Notes to Financial Statements

Phoenix Small-Cap Sustainable Growth Fund



                                                       PAR VALUE      VALUE
                                                         (000)        (000)
                                                       ---------     -------

SHORT-TERM INVESTMENTS--1.8%

REPURCHASE AGREEMENTS--1.8%
State Street Bank and Trust Co.
repurchase agreement 1.0%
dated 2/29/08, due 3/3/08 repurchase
price $269,015 collateralized by
U.S. Treasury Note 4.25%, 8/15/15
market value $278,503 ............................       $ 269       $   269
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $269)                                                   269
----------------------------------------------------------------------------
TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $15,762)                                             14,962(a)
Other assets and liabilities, net--0.1%                                   17
                                                                     -------
NET ASSETS--100.0%                                                   $14,979
                                                                     =======






FOOTNOTE LEGEND:
(a) Federal Income Tax Information (reported in 000s): Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,022 and gross depreciation of $1,823 for federal income tax purposes. At February 29, 2008, the aggregate cost of securities for federal income tax purposes was $15,763.

(b) Non-income producing.


                        See Notes to Financial Statements                     11

Phoenix Small-Cap Sustainable Growth Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 29, 2008
                                   (UNAUDITED)

(Reported in thousands except per share amounts)

ASSETS
Investment securities at value (Identified cost $15,762)             $14,962
Cash                                                                      --(*)
Receivables
   Fund shares sold                                                       54
   Dividends                                                               3
   Interest                                                               --(*)
Prepaid expenses                                                          14
Other assets                                                              --(*)
                                                                     -------
     Total assets                                                     15,033
                                                                     -------
LIABILITIES
Payables
   Fund shares repurchased                                                14
   Professional fee                                                       19
   Investment advisory fee                                                13
   Distribution and service fees                                           2
   Administration fee                                                      1
   Transfer agent fee                                                      1
   Trustees' fee                                                          --(*)
   Trustee deferred compensation plan                                     --(*)
   Other accrued expenses                                                  4
                                                                     -------
     Total liabilities                                                    54
                                                                     -------
NET ASSETS                                                           $14,979
                                                                     =======
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                     $16,168
Accumulated net investment loss                                          (77)
Accumulated net realized loss                                           (312)
Net unrealized depreciation                                             (800)
                                                                     -------
NET ASSETS                                                           $14,979
                                                                     =======
CLASS I
Net asset value and offering price per share                           $9.45
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                               627
Net Assets                                                           $ 5,928

CLASS A
Net asset value per share                                              $9.42
Offering price per share $9.42/(1-5.75%)                               $9.99
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                               941
Net Assets                                                           $ 8,862

CLASS C
Net asset value and offering price per share                           $9.30
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                                20
Net Assets                                                           $   189
(*) AMOUNT IS LESS THAN $500.


                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 29, 2008
                                   (UNAUDITED)

(Reported in thousands)

INVESTMENT INCOME
Dividends                                                            $    30
Interest                                                                   3
                                                                     -------
     Total investment income                                              33
                                                                     -------
EXPENSES
Investment advisory fee                                                   72
Service fees, Class A                                                     12
Distribution and service fees, Class C                                     1
Administration fee                                                         7
Transfer agent                                                             5
Professional                                                              15
Registration                                                              13
Printing                                                                   4
Custodian                                                                  2
Trustees                                                                   1
Miscellaneous                                                              1
                                                                     -------
     Total expenses                                                      133
Less expenses reimbursed by investment adviser                           (23)
Custodian fees paid indirectly                                            --(*)
                                                                     -------
     Net expenses                                                        110
                                                                     -------
NET INVESTMENT INCOME (LOSS)                                             (77)
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                 (226)
Net change in unrealized appreciation (depreciation)
   on investments                                                     (1,136)
                                                                     -------
NET GAIN (LOSS) ON INVESTMENTS                                        (1,362)
                                                                     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                   $(1,439)
                                                                     =======


12                      See Notes to Financial Statements

Phoenix Small-Cap Sustainable Growth Fund




                       STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)

                                                                                                   Six Months
                                                                                                     Ended
                                                                                                February 29, 2008       Year Ended
                                                                                                  (Unaudited)        August 31, 2007
                                                                                                -----------------    ---------------
FROM OPERATIONS
   Net investment income (loss)                                                                       $   (77)           $   (62)
   Net realized gain (loss)                                                                              (226)               (84)
   Net change in unrealized appreciation (depreciation)                                                (1,136)               326
                                                                                                      -------            -------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                         (1,439)               180
                                                                                                      -------            -------
FROM SHARE TRANSACTIONS
CLASS I
   Proceeds from sales of shares (97 and 544 shares, respectively)                                        975              5,578
   Cost of shares repurchased (71 and 35 shares, respectively)                                           (719)              (362)
                                                                                                      -------            -------
Total                                                                                                     256              5,216
                                                                                                      -------            -------
CLASS A
   Proceeds from sales of shares (127 and 1,023 shares, respectively)                                   1,264             10,527
   Cost of shares repurchased (175 and 45 shares, respectively)                                        (1,764)              (463)
                                                                                                      -------            -------
Total                                                                                                    (500)            10,064
                                                                                                      -------            -------
CLASS C
   Proceeds from sales of shares (5 and 7 shares, respectively)                                            52                 71
   Cost of shares repurchased (2 and --(2) shares, respectively)                                          (17)                --(1)
                                                                                                      -------            -------
Total                                                                                                      35                 71
                                                                                                      -------            -------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                             (209)            15,351
                                                                                                      -------            -------
   NET INCREASE (DECREASE) IN NET ASSETS                                                               (1,648)            15,531

NET ASSETS
   Beginning of period                                                                                 16,627              1,096
                                                                                                      -------            -------
   END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED
     NET INVESTMENT INCOME OF $(77) AND $0, RESPECTIVELY)                                             $14,979            $16,627
                                                                                                      =======            =======

(1) Amount is less than $500.
(2) Shares fewer than 500.




                        See Notes to Financial Statements                     13

                           PHOENIX INVESTMENT TRUST 97
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD




                                    NET
                                   ASSET         NET           NET          TOTAL      DIVIDENDS   DISTRIBUTIONS
                                   VALUE,    INVESTMENT   REALIZED AND      FROM       FROM NET      FROM NET
                                 BEGINNING     INCOME      UNREALIZED    INVESTMENT   INVESTMENT     REALIZED          TOTAL
                                 OF PERIOD    (LOSS)(1)    GAIN (LOSS)   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
---------------------------------
SMALL-CAP SUSTAINABLE GROWTH FUND
---------------------------------
CLASS I
9/1/07 to 2/29/08                 $10.37      $(0.04)        $(0.88)       $(0.92)       $ --          $ --            $ --
9/1/06 to 8/31/07                   9.79       (0.08)          0.66          0.58          --            --              --
6/28/06 (Inception) to 8/31/06     10.00       (0.01)         (0.20)        (0.21)         --            --              --

CLASS A
9/1/07 to 2/29/08                 $10.34      $(0.05)        $(0.87)       $(0.92)       $ --          $ --            $ --
9/1/06 to 8/31/07                   9.79       (0.10)          0.65          0.55          --            --              --
6/28/06 (Inception) to 8/31/06     10.00       (0.01)         (0.20)        (0.21)         --            --              --

CLASS C
9/1/07 to 2/29/08                 $10.25      $(0.09)        $(0.86)       $(0.95)       $ --          $ --            $ --
9/1/06 to 8/31/07                   9.77       (0.18)          0.66          0.48          --            --              --
6/28/06 (Inception) to 8/31/06     10.00       (0.03)         (0.20)        (0.23)         --            --              --





(1) Computed using average shares outstanding.
(2) Sales charges, where applicable, are not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.
(5) The ratio of net operating expenses includes extraordinary expenses. If these expenses were excluded, the ratio would have been 1.15% for Class I, 1.40% for Class A and 2.15% for Class C.


14                      See Notes to Financial Statements

                                                                                               RATIO OF
                                             NET                     NET      RATIO OF NET       GROSS      RATIO OF NET
                                            ASSET                  ASSETS,     OPERATING       OPERATING     INVESTMENT
                                CHANGE IN   VALUE,                 END OF     EXPENSES TO     EXPENSES TO    INCOME TO
                                NET ASSET   END OF      TOTAL      PERIOD     AVERAGE NET     AVERAGE NET   AVERAGE NET    PORTFOLIO
                                  VALUE     PERIOD    RETURN(2)    (000'S)       ASSETS          ASSETS        ASSETS      TURNOVER
------------------------------------------------------------------------------------------------------------------------------------
---------------------------------
SMALL-CAP SUSTAINABLE GROWTH FUND
---------------------------------
CLASS I
9/1/07 to 2/29/08                $(0.92)    $ 9.45    (8.87)%(4)   $ 5,928      1.21%(3)(5)      1.50%(3)     (0.79)%(3)      12%(4)
9/1/06 to 8/31/07                  0.58      10.37     5.92          6,231      1.16             2.94         (0.77)          26
6/28/06 (Inception) to 8/31/06    (0.21)      9.79    (2.10)(4)        898      1.15(3)         23.99(3)      (0.61)(3)        4(4)

CLASS A
9/1/07 to 2/29/08                $(0.92)    $ 9.42    (8.90)%(4)   $ 8,862      1.45%(3)(5)      1.75%(3)     (1.04)%(3)      12%(4)
9/1/06 to 8/31/07                  0.55      10.34     5.62         10,222      1.40             2.16         (0.96)          26
6/28/06 (Inception) to 8/31/06    (0.21)      9.79    (2.10)(4)        100      1.40(3)         28.32(3)      (0.87)(3)        4(4)

CLASS C
9/1/07 to 2/29/08                $(0.95)    $ 9.30    (9.27)%(4)   $   189      2.20%(3)(5)      2.50%(3)     (1.78)%(3)      12%(4)
9/1/06 to 8/31/07                  0.48      10.25     4.81            174      2.15             4.31         (1.78)          26
6/28/06 (Inception) to 8/31/06    (0.23)      9.77    (2.20)(4)         98      2.15(3)         29.09(3)      (1.61)(3)        4(4)




                        See Notes to Financial Statements                     15

PHOENIX SMALL-CAP VALUE FUND



             ------------------------------------------------------
                               SECTOR WEIGHTINGS*
                               ------------------
                Financials                                   21%
                Energy                                       12%
                Information Technology                       10%
                Industrials                                   9%
                Consumer Discretionary                        8%
                Health Care                                   7%
                Materials                                     6%
                Other (includes short-term investments)      27%
                * As a % of total investments.

             ------------------------------------------------------


                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 29, 2008
                                   (UNAUDITED)


                                                                      VALUE
                                                      SHARES          (000)
                                                    ----------      --------

DOMESTIC COMMON STOCKS--94.0%

AEROSPACE & DEFENSE--4.3%
Ceradyne, Inc.(b)(d) .............................      10,000      $    311
Cubic Corp.(d) ...................................      56,000         1,432
Ducommun, Inc.(b) ................................      15,000           416
DynCorp International, Inc. Class A(b)(d) ........      66,000         1,097
Esterline Technologies Corp.(b)(d) ...............      26,000         1,362
Teledyne Technologies, Inc.(b)(d) ................      15,000           666
                                                                    --------
                                                                       5,284
                                                                    --------

APPAREL RETAIL--2.1%
Collective Brands, Inc.(b) .......................      73,000         1,151
Men's Wearhouse, Inc. (The)(d) ...................      61,000         1,406
                                                                    --------
                                                                       2,557
                                                                    --------

APPAREL, ACCESSORIES & LUXURY GOODS--1.7%
Jones Apparel Group, Inc.(d) .....................     143,000         2,018

AUTO PARTS & EQUIPMENT--0.5%
Aftermarket Technology Corp.(b)(d) ...............      31,000           581

BIOTECHNOLOGY--1.2%
Martek Biosciences Corp.(b)(d) ...................      53,000         1,519

COAL & CONSUMABLE FUELS--1.3%
Massey Energy Co.(d) .............................      41,000         1,569

COMMERCIAL PRINTING--1.0%
Consolidated Graphics, Inc.(b)(d) ................      22,500         1,197


                                                                      VALUE
                                                      SHARES          (000)
                                                    ----------      --------

COMMODITY CHEMICALS--1.9%
Koppers Holdings, Inc.(d) ........................      56,000      $  2,339

COMMUNICATIONS EQUIPMENT--3.6%
ADC Telecommunications, Inc.(b)(d) ...............     100,000         1,367
Comtech Telecommunications Corp.(b)(d) ...........      33,000         1,431
Harris Corp. .....................................      32,000         1,563
                                                                    --------
                                                                       4,361
                                                                    --------

CONSTRUCTION & ENGINEERING--1.3%
EMCOR Group, Inc.(b) .............................      68,000         1,638

DIVERSIFIED CHEMICALS--1.1%
Olin Corp.(d) ....................................      72,000         1,384

DIVERSIFIED REITS--1.3%
Colonial Properties Trust(d) .....................      64,000         1,559

ELECTRONIC EQUIPMENT MANUFACTURERS--1.4%
Measurement Specialties, Inc.(b)(d) ..............       6,000           106
Technitrol, Inc.(d) ..............................      72,000         1,585
                                                                    --------
                                                                       1,691
                                                                    --------

ELECTRONIC MANUFACTURING SERVICES--2.6%
Plexus Corp.(b)(d) ...............................      67,000         1,659
TTM Technologies, Inc.(b)(d) .....................     140,000         1,543
                                                                    --------
                                                                       3,202
                                                                    --------

FERTILIZERS & AGRICULTURAL CHEMICALS--1.5%
CF Industries Holdings, Inc.(d) ..................      15,000         1,831



16                      See Notes to Financial Statements

Phoenix Small-Cap Value Fund



                                                                      VALUE
                                                      SHARES          (000)
                                                    ----------      --------

FOOD RETAIL--1.4%
Casey's General Stores, Inc.(d) ..................      69,000      $  1,728

GAS UTILITIES--1.5%
WGL Holdings, Inc.(d) ............................      60,000         1,871

HEALTH CARE FACILITIES--2.6%
AmSurg Corp.(b)(d) ...............................      59,000         1,421
Emeritus Corp.(b)(d) .............................      79,000         1,749
                                                                    --------
                                                                       3,170
                                                                    --------

HEALTH CARE SERVICES--2.0%
Amedisys, Inc.(b)(d) .............................      16,600           710
Apria Healthcare Group, Inc.(b)(d) ...............      19,500           423
Res-Care, Inc.(b)(d) .............................      60,000         1,293
                                                                    --------
                                                                       2,426
                                                                    --------

HOMEFURNISHING RETAIL--1.1%
Rent-A-Center, Inc.(b)(d) ........................      81,000         1,389

HOTELS, RESORTS & CRUISE LINES--0.3%
Interstate Hotels & Resorts, Inc.(b).. ...........      81,000           403

HOUSEWARES & SPECIALTIES--1.3%
Tupperware Brands Corp.(d) .......................      44,000         1,605

INDUSTRIAL MACHINERY--4.7%
Actuant Corp. Class A(d) .........................      55,000         1,478
Columbus McKinnon Corp.(b)(d) ....................      53,000         1,518
EnPro Industries, Inc.(b)(d) .....................      48,000         1,418
Kadant, Inc.(b)(d) ...............................      46,000         1,155
Lydall, Inc.(b) ..................................      11,000           112
                                                                    --------
                                                                       5,681
                                                                    --------

INTERNET RETAIL--1.5%
FTD Group, Inc.(d) ...............................     133,000         1,834

INTERNET SOFTWARE & SERVICES--0.8%
United Online, Inc.(d) ...........................      95,000           948

IT CONSULTING & OTHER SERVICES--0.9%
CIBER, Inc.(b)(d) ................................      39,000           179
SYKES Enterprises, Inc.(b)(d) ....................      53,000           890
                                                                    --------
                                                                       1,069
                                                                    --------

MANAGED HEALTH CARE--1.2%
AMERIGROUP Corp.(b)(d) ...........................      41,000         1,476

OFFICE REITS--1.0%
Lexington Realty Trust(d) ........................      84,000         1,216


                                                                      VALUE
                                                      SHARES          (000)
                                                    ----------      --------

OIL & GAS DRILLING--2.4%
Parker Drilling Co.(b)(d) ........................     265,000      $  1,757
Union Drilling, Inc.(b)(d) .......................      59,000         1,181
                                                                    --------
                                                                       2,938
                                                                    --------

OIL & GAS EQUIPMENT & SERVICES--3.4%
Basic Energy Service, Inc.(b)(d) .................      33,000           698
Hornbeck Offshore Services, Inc.(b)(d) ...........      39,000         1,752
Oil States International, Inc.(b)(d).. ...........      29,000         1,223
T-3 Energy Services, Inc.(b) .....................      10,000           494
                                                                    --------
                                                                       4,167
                                                                    --------

OIL & GAS EXPLORATION & PRODUCTION--8.0%
Bois d'Arc Energy, Inc.(b)(d) ....................     106,000         2,276
Chesapeake Energy Corp.(d) .......................      35,000         1,582
Encore Acquisition Co.(b)(d) .....................      20,000           736
Mariner Energy, Inc.(b)(d) .......................      49,000         1,359
Stone Energy Corp.(b)(d) .........................      46,000         2,335
Swift Energy Co.(b)(d) ...........................      30,000         1,432
                                                                    --------
                                                                       9,720
                                                                    --------

PACKAGED FOODS & MEATS--1.1%
Flowers Foods, Inc.(d) ...........................      61,000         1,382

PAPER PRODUCTS--1.0%
Buckeye Technologies, Inc.(b)(d) .................     115,000         1,243

PHARMACEUTICALS--1.4%
Sciele Pharma, Inc.(b)(d) ........................      81,000         1,677

PROPERTY & CASUALTY INSURANCE--3.7%
Harleysville Group, Inc.(d) ......................      26,500           890
Meadowbrook Insurance Group, Inc.(b)(d) ..........     118,000           939
Navigators Group, Inc. (The)(b) ..................      35,000         1,916
ProCentury Corp.(d) ..............................      11,000           202
SeaBright Insurance Holdings, Inc.(b)(d) .........      36,000           536
                                                                    --------
                                                                       4,483
                                                                    --------

PUBLISHING--1.7%
Scholastic Corp.(b)(d) ...........................      59,000         2,057

REGIONAL BANKS--12.0%
Capital Corp of the West(d) ......................      16,000           220
Cathay General Bancorp(d) ........................      62,000         1,359
City Bank(d) .....................................      35,000           645
City Holding Co.(d) ..............................       6,000           223
Columbia Bancorp .................................      11,000           157
Community Bank System, Inc.(d) ...................      65,000         1,436
Community Trust Bancorp, Inc. ....................       4,000           108
East West Bancorp, Inc.(d) .......................      49,000           922



                        See Notes to Financial Statements                     17

Phoenix Small-Cap Value Fund



                                                                      VALUE
                                                      SHARES          (000)
                                                    ----------      --------

REGIONAL BANKS--(CONTINUED)
First Merchants Corp.(d) .........................      53,000      $  1,432
First Regional Bancorp(b)(d) .....................      15,000           240
First State Bancorp.(d) ..........................      11,000           131
Great Southern Bancorp, Inc. .....................       1,600            29
Green Bankshares, Inc. ...........................       7,000           128
Hanmi Financial Corp.(d) .........................      58,000           443
Lakeland Financial Corp. .........................       2,000            41
Midwest Banc Holdings, Inc. ......................       6,000            62
National Penn Bancshares, Inc.(d) ................       4,944            79
Old Second Bancorp, Inc.(d) ......................      23,000           592
Pacific Capital Bancorp(d) .......................      97,000         2,032
Renasant Corp. ...................................       3,000            63
Sandy Spring Bancorp, Inc.(d) ....................      15,000           408
Southwest Bancorp, Inc.(d) .......................      11,400           185
Sterling Bancorp(d) ..............................      46,000           648
SVB Financial Group(b)(d) ........................      45,000         2,038
Texas Capital Bancshares, Inc.(b)(d).. ...........      57,000           853
Virginia Commerce Bancorp(b) .....................       4,000            40
WesBanco, Inc. ...................................       7,000           163
                                                                    --------
                                                                      14,677
                                                                    --------

RETAIL REITS--0.9%
CBL & Associates Properties, Inc.(d).. ...........      47,000         1,097

SEMICONDUCTOR EQUIPMENT--0.7%
MKS Instruments, Inc.(b)(d) ......................      43,000           864

SEMICONDUCTORS--1.2%
Skyworks Solutions, Inc.(b)(d) ...................     184,000         1,520

SPECIALIZED FINANCE--1.9%
Asta Funding, Inc.(d) ............................      20,000           324
Interactive Brokers Group, Inc.(b)(d). ...........      64,000         1,988
                                                                    --------
                                                                       2,312
                                                                    --------

SPECIALIZED REITS--1.2%
Strategic Hotels & Resorts, Inc.(d) ..............     102,000         1,453

SPECIALTY STORES--0.2%
Books-A-Million, Inc.(d) .........................      33,000           274

STEEL--1.5%
NN, Inc. .........................................      33,000           322
Quanex Corp.(d) ..................................      29,000         1,492
                                                                    --------
                                                                       1,814
                                                                    --------

SYSTEMS SOFTWARE--1.4%
Sybase, Inc.(b)(d) ...............................      62,400         1,661


                                                                      VALUE
                                                      SHARES          (000)
                                                    ----------      --------

TECHNOLOGY DISTRIBUTORS--0.1%
Insight Enterprises, Inc.(b) .....................       8,000      $    140

THRIFTS & MORTGAGE FINANCE--1.4%
Berkshire Hills Bancorp, Inc. ....................       2,000            45
FirstFed Financial Corp.(b) ......................      38,000         1,188
Provident New York Bancorp .......................       9,000           118
WSFS Financial Corp.(d) ..........................       7,000           331
                                                                    --------
                                                                       1,682
                                                                    --------

WIRELESS TELECOMMUNICATION SERVICES--1.7%
Syniverse Holdings, Inc.(b)(d) ...................      96,000         1,627
USA Mobility, Inc.(b)(d) .........................      40,000           420
                                                                    --------
                                                                       2,047
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $112,334)                                           114,754
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(C)--3.3%

DIVERSIFIED BANKS--1.1%
Banco Latinoamericano de Exportaciones, S.A.
(Panama)(d) ......................................      97,000         1,304

PROPERTY & CASUALTY INSURANCE--0.6%
United America Indemnity Ltd. Class A
(United States)(b) ...............................      40,000           750

REINSURANCE--1.6%
Arch Capital Group Ltd. (United States)(b) .......      29,000         1,986
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,704)                                               4,040
----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--1.5%

iShares Dow Jones US Regional Banks
Index Fund .......................................      52,000      $  1,876
----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $2,170)                                               1,876
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $118,208)                                           120,670
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--27.0%

MONEY MARKET MUTUAL FUNDS--25.3%
State Street Navigator Prime Plus
(4.201% seven-day effective yield)(e) ............  30,915,761        30,916



18                      See Notes to Financial Statements

Phoenix Small-Cap Value Fund



                                                    PAR VALUE         VALUE
                                                      (000)           (000)
                                                    ---------       --------

COMMERCIAL PAPER(f)--1.7%
Eaton Corp.
3.150% due 3/3/08 ................................     $ 2,120      $  2,120
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $33,036)                                             33,036
----------------------------------------------------------------------------

TOTAL INVESTMENTS--125.8%
(IDENTIFIED COST $151,244)                                           153,706(a)

Other assets and liabilities, net--(25.8)%                           (31,562)
                                                                    --------
NET ASSETS--100.0%                                                  $122,144
                                                                    ========




ABBREVIATIONS:
REIT - Real Estate Investment Trust


FOOTNOTE LEGEND:
(a) Federal Income Tax Information (reported in 000s): Net unrealized appreciation of investment securities is comprised of gross appreciation of $11,124 and gross depreciation of $9,813 for federal income tax purposes. At February 29, 2008, the aggregate cost of securities for federal income tax purposes was $152,395.

(b) Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d) All or a portion of security is on loan.

(e) Represents security purchased with cash collateral received for securities on loan.

(f) The rate shown is the discount rate.


                        See Notes to Financial Statements                     19

Phoenix Small-Cap Value Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 29, 2008
                                   (UNAUDITED)

(Reported in thousands except per share amounts)

ASSETS
Investment securities at value, including $29,131 of
   securities on loan (Identified cost $151,244)                    $153,706
Cash                                                                       2
Receivables
   Investment securities sold                                          4,343
   Fund shares sold                                                        8
   Dividends                                                              98
Prepaid expenses                                                          37
Other assets                                                              15
                                                                    --------
     Total assets                                                    158,209
                                                                    --------
LIABILITIES
Payables
   Fund shares repurchased                                               495
   Investment securities purchased                                     4,416
   Upon return of securities loaned                                   30,916
   Investment advisory fee                                                59
   Administration fee                                                     10
   Transfer agent fee                                                     42
   Trustees' fee                                                           1
   Distribution and service fees                                          54
   Professional fee                                                       22
   Trustee deferred compensation plan                                     15
   Other accrued expenses                                                 35
                                                                    --------
     Total liabilities                                                36,065
                                                                    --------
NET ASSETS                                                          $122,144
                                                                    ========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                    $128,825
Accumulated net investment loss                                         (637)
Accumulated net realized loss                                         (8,506)
Net unrealized appreciation                                            2,462
                                                                    --------
NET ASSETS                                                          $122,144
                                                                    ========
CLASS A
Net asset value per share                                             $11.56
Offering price per share $11.56/(1-5.75%)                             $12.27
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                             6,612
Net Assets                                                          $ 76,445

CLASS B
Net asset value and offering price per share                          $10.21
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                             1,249
Net Assets                                                          $ 12,750

CLASS C
Net asset value and offering price per share                          $10.20
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                             3,229
NET ASSETS                                                          $ 32,949


                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 29, 2008
                                   (UNAUDITED)

(Reported in thousands)

INVESTMENT INCOME
Dividends                                                           $    519
Interest                                                                  40
Security lending                                                          81
                                                                    --------
     Total investment income                                             640
                                                                    --------
EXPENSES
 Investment advisory fee                                                 676
 Service fees, Class A                                                   116
 Distribution and service fees, Class B                                   83
 Distribution and service fees, Class C                                  205
 Administration fee                                                       62
 Transfer agent                                                          148
 Printing                                                                 34
 Professional                                                             21
 Registration                                                             21
 Custodian                                                                18
 Trustees                                                                  7
 Miscellaneous                                                            16
                                                                    --------
     Total expenses                                                    1,407
Less expenses reimbursed by investment adviser                          (136)
Custodian fees paid indirectly                                            --(*)
                                                                    --------
     Net expenses                                                      1,271
                                                                    --------
NET INVESTMENT INCOME (LOSS)                                            (631)
                                                                    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                              (12,108)
Net change in unrealized appreciation (depreciation)
   on investments                                                     (5,460)
                                                                    --------
NET GAIN (LOSS) ON INVESTMENTS                                       (17,568)
                                                                    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                  $(18,199)
                                                                    ========

(*) Amount less than $500.


20                      See Notes to Financial Statements

Phoenix Small-Cap Value Fund



                       STATEMENT OF CHANGES IN NET ASSETS


(Reported in thousands)

                                                                                                  Six Months
                                                                                                    Ended
                                                                                              February 29, 2008       Year Ended
                                                                                                 (Unaudited)        August 31, 2007
                                                                                              -----------------     ---------------
FROM OPERATIONS
   Net investment income (loss)                                                                    $   (631)           $   (433)
   Net realized gain (loss)                                                                         (12,108)             34,134
   Net change in unrealized appreciation (depreciation)                                              (5,460)            (27,725)
                                                                                                   --------            --------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                      (18,199)              5,976
                                                                                                   --------            --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net realized short-term gains, Class A                                                              (227)             (3,133)
   Net realized short-term gains, Class B                                                               (45)               (713)
   Net realized short-term gains, Class C                                                              (110)             (1,512)
   Net realized long-term gains, Class A                                                            (14,586)            (18,655)
   Net realized long-term gains, Class B                                                             (2,866)             (4,248)
   Net realized long-term gains, Class C                                                             (7,062)             (9,006)
                                                                                                   --------            --------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                           (24,896)            (37,267)
                                                                                                   --------            --------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (226 and 391 shares, respectively)                                   3,103               6,900
   Net asset value of shares issued from reinvestment of distributions
       (1,015 and 1,174 shares, respectively)                                                        13,090              19,861
   Cost of shares repurchased (1,237 and 2,297 shares, respectively)                                (17,647)            (40,481)
                                                                                                   --------            --------
Total                                                                                                (1,454)            (13,720)
                                                                                                   --------            --------
CLASS B
   Proceeds from sales of shares (32 and 76 shares, respectively)                                       365               1,207
   Net asset value of shares issued from reinvestment of distributions
       (223 and 266 shares, respectively)                                                             2,546               4,094
   Cost of shares repurchased (381 and 757 shares, respectively)                                     (4,798)            (12,240)
                                                                                                   --------            --------
Total                                                                                                (1,887)             (6,939)
                                                                                                   --------            --------
CLASS C
   Proceeds from sales of shares (71 and 108 shares, respectively)                                      815               1,698
   Net asset value of shares issued from reinvestment of distributions
       (542 and 573 shares, respectively)                                                             6,183               8,811
   Cost of shares repurchased (720 and 970 shares, respectively)                                     (9,267)            (15,591)
                                                                                                   --------            --------
Total                                                                                                (2,269)             (5,082)
                                                                                                   --------            --------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                         (5,610)            (25,741)
                                                                                                   --------            --------
   NET INCREASE (DECREASE) IN NET ASSETS                                                            (48,705)            (57,032)

NET ASSETS
   Beginning of period                                                                              170,849             227,881
                                                                                                   --------            --------
   END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF $(637) AND $(6), RESPECTIVELY)      $122,144            $170,849
                                                                                                   ========            ========



                        See Notes to Financial Statements                     21

                           PHOENIX INVESTMENT TRUST 97
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD





                                    NET
                                   ASSET         NET           NET          TOTAL      DIVIDENDS   DISTRIBUTIONS
                                   VALUE,    INVESTMENT   REALIZED AND      FROM       FROM NET      FROM NET
                                 BEGINNING     INCOME      UNREALIZED    INVESTMENT   INVESTMENT     REALIZED          TOTAL
                                 OF PERIOD    (LOSS)(1)    GAIN (LOSS)   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
--------------------
SMALL-CAP VALUE FUND
--------------------
CLASS A
9/1/07 to 2/29/08                 $15.72      $(0.04)        $(1.65)       $(1.69)       $ --        $(2.47)         $(2.47)
9/1/06 to 8/31/07                  18.45        0.02           0.38          0.40          --         (3.13)          (3.13)
9/1/05 to 8/31/06                  19.45       (0.05)          1.01          0.96          --         (1.96)          (1.96)
9/1/04 to 8/31/05                  15.08       (0.03)          4.40          4.37          --            --              --
9/1/03 to 8/31/04                  13.42       (0.06)          1.72          1.66          --            --              --
9/1/02 to 8/31/03                  11.30          --(3)        2.12          2.12          --            --              --

CLASS B
9/1/07 to 2/29/08                 $14.22      $(0.08)        $(1.46)       $(1.54)       $ --        $(2.47)         $(2.47)
9/1/06 to 8/31/07                  17.07       (0.11)          0.39          0.28          --         (3.13)          (3.13)
9/1/05 to 8/31/06                  18.26       (0.18)          0.95          0.77          --         (1.96)          (1.96)
9/1/04 to 8/31/05                  14.27       (0.15)          4.14          3.99          --            --              --
9/1/03 to 8/31/04                  12.79       (0.16)          1.64          1.48          --            --              --
9/1/02 to 8/31/03                  10.85       (0.08)          2.02          1.94          --            --              --

CLASS C
9/1/07 to 2/29/08                 $14.22      $(0.08)        $(1.47)       $(1.55)       $ --        $(2.47)         $(2.47)
9/1/06 to 8/31/07                  17.07       (0.11)          0.39          0.28          --         (3.13)          (3.13)
9/1/05 to 8/31/06                  18.26       (0.18)          0.95          0.77          --         (1.96)          (1.96)
9/1/04 to 8/31/05                  14.27       (0.15)          4.14          3.99          --            --              --
9/1/03 to 8/31/04                  12.79       (0.16)          1.64          1.48          --            --              --
9/1/02 to 8/31/03                  10.85       (0.08)          2.02          1.94          --            --              --





(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Amount is less than $0.01.
(4) Annualized.
(5) Not Annualized.


22                      See Notes to Financial Statements

                                                                                               RATIO OF
                                             NET                     NET      RATIO OF NET       GROSS      RATIO OF NET
                                            ASSET                  ASSETS,     OPERATING       OPERATING     INVESTMENT
                                CHANGE IN   VALUE,                 END OF     EXPENSES TO     EXPENSES TO    INCOME TO
                                NET ASSET   END OF      TOTAL      PERIOD     AVERAGE NET     AVERAGE NET   AVERAGE NET    PORTFOLIO
                                  VALUE     PERIOD    RETURN(2)    (000'S)       ASSETS          ASSETS        ASSETS      TURNOVER
------------------------------------------------------------------------------------------------------------------------------------
--------------------
SMALL-CAP VALUE FUND
--------------------
CLASS A
9/1/07 to 2/29/08                $(4.16)    $11.56    (12.39)%(5)  $ 76,445     1.40%(4)         1.59%(4)     (0.55)%(4)      52%(5)
9/1/06 to 8/31/07                 (2.73)     15.72      0.97        103,875     1.43             1.56          0.10          205
9/1/05 to 8/31/06                 (1.00)     18.45      5.32        135,436     1.40             1.50         (0.28)         121
9/1/04 to 8/31/05                  4.37      19.45     28.98        147,132     1.40             1.56         (0.17)         102
9/1/03 to 8/31/04                  1.66      15.08     12.37        124,165     1.40             1.57         (0.38)         150
9/1/02 to 8/31/03                  2.12      13.42     18.76         76,783     1.40             1.71          0.04          241

CLASS B
9/1/07 to 2/29/08                $(4.01)    $10.21    (12.66)%(5)  $ 12,750     2.15%(4)         2.33%(4)     (1.30)%(4)      52%(5)
9/1/06 to 8/31/07                 (2.85)     14.22      0.26         19,552     2.18             2.31         (0.66)         205
9/1/05 to 8/31/06                 (1.19)     17.07      4.57         30,567     2.15             2.25         (1.04)         121
9/1/04 to 8/31/05                  3.99      18.26     27.96         42,081     2.15             2.31         (0.91)         102
9/1/03 to 8/31/04                  1.48      14.27     11.57         43,801     2.15             2.33         (1.15)         150
9/1/02 to 8/31/03                  1.94      12.79     17.88         40,696     2.15             2.46         (0.71)         241

CLASS C
9/1/07 to 2/29/08                $(4.02)    $10.20    (12.74)%(5)  $ 32,949     2.15%(4)         2.34%(4)     (1.30)%(4)      52%(5)
9/1/06 to 8/31/07                 (2.85)     14.22      0.26         47,422     2.18             2.31         (0.65)         205
9/1/05 to 8/31/06                 (1.19)     17.07      4.57         61,878     2.15             2.25         (1.03)         121
9/1/04 to 8/31/05                  3.99      18.26     27.96         69,957     2.15             2.31         (0.91)         102
9/1/03 to 8/31/04                  1.48      14.27     11.57         71,296     2.15             2.32         (1.14)         150
9/1/02 to 8/31/03                  1.94      12.79     17.88         51,559     2.15             2.46         (0.72)         241




                        See Notes to Financial Statements                     23

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2008 (UNAUDITED)


1. ORGANIZATION

   Phoenix Investment Trust 97 (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Currently, three Funds are offered for sale (each a "Fund"). The Phoenix Quality Small-Cap Fund ("Quality Small-Cap Fund"), the Phoenix Small-Cap Sustainable Growth Fund ("Small-Cap Sustainable Growth Fund") and the Phoenix Small-Cap Value Fund ("Small-Cap Value Fund") are each diversified and each has an investment objective of long-term capital appreciation.

   The Funds offer the following classes of shares for sale:

                                     Class I     Class A     Class B     Class C
                                     -------     -------     -------     -------
Quality Small-Cap Fund ...........      X           X          --           X
Small-Cap Sustainable Growth Fund.      X           X          --           X
Small-Cap Value Fund .............     --           X           X           X

   Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class I shares are sold without a sales charge.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures. The Funds will be adopting SFAS 157 effective with the March 31, 2008 reporting of the financial statements.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2008 (UNAUDITED) (CONTINUED)




   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

   In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004-2007 and the six months ended February 29, 2008) for the purpose of implementing FIN 48 and has concluded that no provision for income tax is required in the Funds' financial statements. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amount of any unrecognized tax benefits significantly increasing or decreasing for the Funds.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. SECURITIES LENDING:

   The Funds may loan securities to qualified brokers through an agreement with State Street Bank and Trust Company (the "Custodian"). Under the terms of agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and/or securities issued or guaranteed by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

   As of February 29, 2008, the Small-Cap Value Fund had securities on loan as follows (reported in 000's):

              Market
               Value
           of Securities        Non-Cash             Cash
              Loaned           Collateral         Collateral
           -------------     --------------     --------------

              $29,131            $167               $30,916

I. REIT INVESTMENTS:

   Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

J. REPURCHASE AGREEMENTS:

   A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2008 (UNAUDITED) (CONTINUED)


sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser") is the Adviser to each Fund of the Trust. As compensation for its services to each Fund of the Trust PIC, an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                   First        $400+ Million -        $1+
                               $400 Million       $1 Billion         Billion
                               ------------     ---------------     ---------
Quality Small-Cap Fund ......      0.90%             0.85%            0.80%
Small-Cap Sustainable
  Growth Fund ...............      0.90%             0.85%            0.80%

                                   First         $1+ Billion -         $2+
                                $1 Billion        $2 Billion         Billion
                               ------------     ---------------     ---------
Small-Cap Value Fund ........      0.90%             0.85%            0.80%

   The Adviser has voluntarily agreed to limit total fund operating expenses (excluding interest, taxes and extraordinary expenses), so that such expenses do not exceed the following percentages of the average annual net asset values for the Funds:

                                           Class I     Class A     Class C
                                           -------     -------     -------
Quality Small-Cap Fund .................    1.15%       1.40%       2.15%
Small-Cap Sustainable Growth Fund ......    1.15%       1.40%       2.15%

                                           Class A     Class B     Class C
                                           -------     -------     -------
Small-Cap Value Fund ...................    1.40%       2.15%       2.15%

   The adviser may discontinue this reimbursement arrangement at any time.

   Effective August 23, 2007, the Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ended 2010 (reported in 000s):

Quality Small-Cap Fund...............       $ 9
Small-Cap Sustainable Fund............        8
Small-Cap Value Fund..................       --

   Kayne Anderson Rudnick Investment Management, LLC ("Kayne") an indirect wholly-owned subsidiary of PNX, is the subadviser to the Quality Small-Cap and Small-Cap Sustainable Growth Funds.

   Euclid Advisors LLC ("Euclid"), an indirect wholly-owned subsidiary of PNX, is the subadviser to the Small-Cap Value Fund.

   As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the six months (the "period") ended February 29, 2008, as follows (reported in 000s):

                                      Class A       Class B         Class C
                                    Net Selling    Deferred        Deferred
                                    Commissions  Sales Charges   Sales Charges
                                    -----------  -------------   -------------
Quality Small-Cap Fund ...........       $2           $--             $ 1
Small-Cap Sustainable
  Growth Fund ....................        1            --              --(1)
Small-Cap Value Fund .............        2             8               1

(1) Amount is less than $1,000.

   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class. Class I shares do not pay distribution or service fees.

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   PEPCO serves as the Administrator to the Trust. For its services, which includes financial agent services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and The Phoenix Edge Series Fund.

   For the period ended February 29, 2008, the Trust incurred administration fees totaling $83 (reported in 000s).

   PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as sub-transfer agent. For the period ended February 29, 2008, transfer agent fees were $170 (reported in 000s) as reported in the Statements of Operations.

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2008 (UNAUDITED) (CONTINUED)


   At February 29, 2008, PNX and its affiliates, and Phoenix-affiliated Funds held shares which aggregated the following:

                                                                  Aggregate
                                                                  Net Asset
                                                                    Value
                                                  Shares      (reported in 000s)
                                                 --------     ------------------
Quality Small-Cap Fund
--Class I ..................................     254,860           $2,559
--Class A ..................................     312,604            3,135
Small-Cap Sustainable Growth Fund
--Class A ..................................     351,869            3,315
--Class C ..................................      10,000               93
Small-Cap Value Fund
--Class A ..................................     285,950            3,306

   Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, trustees were able to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other Assets" on the Statements of Assets and Liabilities at February 29, 2008.

4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended February 29, 2008, were as follows (reported in 000s):

                                                Purchases             Sales
                                               -----------         ----------
Quality Small-Cap Fund .....................     $44,226            $     --
Small-Cap Sustainable Growth Fund ..........       2,207               1,876
Small-Cap Value Fund .......................      77,355             102,664

   There were no purchases or sales of long-term U.S. Government and agency securities for the period ended February 29, 2008.

5. 10% SHAREHOLDERS

   As of February 29, 2008, certain Funds had individual shareholder accounts and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which amounted to more than 10% of the total shares outstanding of the fund as detailed below.

                                               % Shares        Number of
                                              Outstanding      Accounts
                                              -----------      ---------
Small-Cap Sustainable Growth Fund ..........       36%             2

   One of the shareholder accounts is affiliated with PNX.

6. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   The Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

   At February 29, 2008, the Quality Small-Cap Fund held investments issued by various companies in the industrials sector, comprising 30% of the total net assets of the Fund. The Small-Cap Sustainable Growth Fund held investments issued by various companies in the information technology sector, comprising 37% of the total net assets of the Fund. The Small-Cap Value Fund held investments issued by various companies in the financials sector, comprising 27% of the total net assets of the Fund.

7. ILLIQUID SECURITIES

   Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund's Schedule of Investments where applicable.

8. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

    In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter was being referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the PXP subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter the PXP subsidiary agreed to a censure, to pay a fine of $8,000 and to revise its supervisory procedures.

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2008 (UNAUDITED) (CONTINUED)


   The Company does not believe that the outcome of this matter will be material to these financial statements.

9. INDEMNIFICATIONS

   Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements.

10. FEDERAL INCOME TAX INFORMATION

   The following Fund has capital loss carryovers, which may be used to offset future capital gains, as follows:

                                                        Expiration Year
                                                     ---------------------
                                                      2014          Total
                                                     ------         ------
Small-Cap Sustainable Growth Fund ...............    $1,859         $1,859

   The Fund may not realize the benefit of these losses to the extent that the Fund does not realize gains on investments prior to the expiration of its capital loss carryovers.

   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statement of Changes in Net Assets, if any are reported as ordinary income for federal tax purposes.

11. SUBSEQUENT EVENTS

   Effective March 10, 2008, the Funds are being added to the Phoenix Equity Trust each as a new series which is an exact clone of the existing Phoenix Fund by the same name. Simultaneous to the reorganization, the original funds will cease to exist in the Trust and will each be registered series only of the Phoenix Equity Trust.

        Fund Name                                    Current Trust
------------------------------                ---------------------------
Phoenix Quality Small-Cap Fund                Phoenix Investment Trust 97
Phoenix Small-Cap Sustainable
  Growth Fund                                 Phoenix Investment Trust 97
Phoenix Small-Cap Value Fund                  Phoenix Investment Trust 97

   On February 7, 2008, PNX announced that it intends to spin off its asset management subsidiary ("spin-off"), Phoenix Investment Partners ("PXP"), to PNX's shareholders. The Fund's Administrator and Transfer Agent, PEPCO, a subsidiary of PXP, and PIC, a subsidiary of PXP, which is the Adviser to the Trust, are also intended to be part of the spin-off.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                      BY THE BOARD OF TRUSTEES (UNAUDITED)


   The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Phoenix family of funds (collectively, the "Board"), is responsible for determining whether to approve the entering into and continuation of each investment advisory and sub-advisory agreement (each, an "Agreement") for the Phoenix funds (collectively, the "Funds"). At meetings held on November 13 - 16, 2007, the Board, including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable advisor or sub-advisor was in the best interests of each Fund and its shareholders. The Trustees considered each Fund separately, although they also collectively took into account those interests that all the Funds had in common.

   In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from and met separately with independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling, but, instead, the Board considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

   NATURE, EXTENT AND QUALITY OF SERVICES. The majority of the Funds(1) are managed using a "manager of managers" structure that generally involves the use of one or more sub-advisors to manage some or all of a Fund's portfolio. Under this structure, Phoenix Investment Counsel, Inc. ("PIC") is responsible for evaluating and selecting sub-advisors on an ongoing basis and for making any recommendations to the Board regarding hiring, retaining or replacing sub-advisors. In considering the Agreement with PIC, therefore, the Trustees considered PIC's process for supervising and managing the Funds' sub-advisors, including (a) PIC's ability to select and monitor the sub-advisors; (b) PIC's ability to provide the services necessary to monitor the sub-advisors' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) PIC's ability and willingness to identify instances in which a sub-advisor should be replaced and to carry out the required changes. The Trustees also considered:
(d) the experience, capability and integrity of PIC's management and other personnel; (e) the financial position of PIC; (f) the quality of PIC's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by PIC to the Funds; and (h) PIC's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Fund shareholders as a result of being part of the Phoenix family of Funds, including the right to exchange investments between the same class of Funds without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

   With respect to the sub-advisory Agreements, the Board noted that each sub-advisor provided information with respect to portfolio management, compliance with the respective Fund's investment policies and procedures, and compliance with applicable securities laws and assurances thereof. In considering the renewal of the sub-advisory Agreements, the Board considered each sub-advisor's investment management process, including (a) the experience, capability and integrity of the sub-advisor's management and other personnel committed by the sub-advisor to manage its respective Fund(s); (b) the financial position of the sub-advisor; (c) the quality and commitment of the sub-advisor's regulatory and legal compliance policies, procedures and systems; and (d) the sub-advisor's brokerage and trading practices.

   After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by PIC and each sub-advisor were reasonable and beneficial to the Funds and their shareholders.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and the Board evaluated Fund performance in the context of the manager-of-managers structure. The Board also considered that PIC continued to be proactive in seeking to replace and/or add sub-advisors as necessary, with a view toward improving Fund performance over the long term.

   While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. Lipper is an independent provider of investment company data. The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance relative to the fees and expenses of each Fund as well as PIC's profitability.





-----------------

(1) DURING THE PERIOD BEING REPORTED, THE ONLY FUND THAT DID NOT EMPLOY A MANAGER OF MANAGERS STRUCTURE WAS THE PHOENIX GROWTH & INCOME FUND, WHICH IS A SERIES OF PHOENIX EQUITY SERIES FUND. PIC ACTED AS THE ADVISOR FOR THAT FUND WITHOUT EMPLOYING A SUB-ADVISOR, WHICH MEANS THAT PIC PROVIDED FOR THAT FUND THE SERVICES THAT FOR THE OTHER FUNDS WERE PROVIDED BY SUB-ADVISORS. THE BOARD CONSIDERED THE PIC AGREEMENT WITH RESPECT TO THAT FUND IN THAT CONTEXT.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                BY THE BOARD OF TRUSTEES (UNAUDITED) (CONTINUED)


   The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed compared to their respective benchmarks and/or peer groups. The Board noted that certain of the Funds' underperformance was slight. Also, some of the Funds underperforming their benchmarks and/or peer groups for a given period had outperformed such benchmarks and/or peer groups during other periods. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with PIC and spoke with PIC regarding plans to monitor and address performance issues during the coming year.

   After considering all of the information presented, the Board ultimately concluded that it should approve the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored by PIC so that if performance over a longer period of time did not improve, the sub-advisor would be replaced in a timely manner.

   PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented by PIC regarding its overall profitability for its management of the Phoenix retail fund family as well as the profits of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to PIC and its affiliates, the Trustees considered any other benefits derived by PIC or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable and concluded that the profitability to PIC from each Fund was reasonable in light of the quality of all services rendered to the Funds by PIC and its affiliates.

   The Board did not separately review profitability information for each sub-advisor, noting that the sub-advisory fees are paid by PIC rather than the Funds.

   MANAGEMENT FEES AND TOTAL EXPENSES. In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by PIC and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that several of the Funds had incurred one-time costs related to a shareholder proxy, causing expenses for the period shown to be higher than would be expected in future periods. The Board also noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of the Funds' expectations for future growth. Finally, the Board noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. Based upon the information presented by PIC and Lipper, the Trustees determined that the management fees charged by PIC and the total expenses of the Funds were reasonable.

   The Board did not receive comparative fee information relating specifically to sub-advisory fees, in light of the fact that the sub-advisory fees are paid by PIC and not by the Funds.

   ECONOMIES OF SCALE. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that PIC and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and shareholders of the Funds would have an opportunity to benefit from these economies of scale.

   In considering the sub-advisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the sub-advisor level.

PHOENIX INVESTMENT TRUST 97
101 Munson Street
Greenfield, MA 01301-9668


TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and
   Treasurer
Kevin J. Carr, Vice President, Counsel, Secretary and Chief Legal Officer





INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Telephone Orders                             1-800-367-5877
Text Telephone                               1-800-243-1926
Web site                                   PHOENIXFUNDS.COM




--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                                                          ------------------
                                                               PRSRT STD
                                                             U.S. POSTAGE
[LOGO OMITTED]                                                   PAID
   PHOENIX                                                   LANCASTER, PA
                                                              PERMIT 1793
                                                          ------------------
Phoenix Equity Planning Corporation
P.O. Box 150480
Hartford, CT 06115-0480




For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.




NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.




PXP214                                                                      4-08
BPD34607



ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

 (a)(1) Not applicable.

 (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

 (a)(3) Not applicable.

    (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Investment Trust 97
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date        May 5, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date        May 5, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date        May 5, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.